Financial instruments and financial risk management - Financial liabilities (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 16,612,634	$ 20,117,622
Financial liabilities	9,247,791	6,424,749
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,225,503	18,926,933
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	387,131	1,190,689
Non-derivative financial liabilities | Trade payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,185,978	1,262,861
Non-derivative financial liabilities | Customer deposits and contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	500,039	402,783
Non-derivative financial liabilities | Shareholder loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,115	6,230
Derivative financial liabilities | Derivative liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 7,558,659	$ 4,752,875